Balance Sheets (Parenthetical) $ in Millions	Dec. 31, 2019 USD ($) $ / shares shares
Statement of Financial Position [Abstract]
Investment exposure | $	$ 43.4
Common stock, par value (in dollars per share) | $ / shares	$ 20
Common stock, shares authorized (in shares)	100,000
Common stock, shares issued (in shares)	100,000
Common stock, shares outstanding (in shares)	100,000